JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.2%
Aerospace & Defense — 0.9%
Hexcel Corp.	783	46,591

Airlines — 0.4%
Frontier Group Holdings, Inc. * (a)	1,933	21,902

Auto Components — 0.7%
Fox Factory Holding Corp. *	357	34,966

Automobiles — 0.5%
Winnebago Industries, Inc. (a)	502	27,146

Banks — 2.3%
First Financial Bankshares, Inc. (a)	1,424	62,811
Pinnacle Financial Partners, Inc.	589	54,280

		117,091

Biotechnology — 14.0%
ACADIA Pharmaceuticals, Inc. *	1,211	29,325
ADC Therapeutics SA (Switzerland) * (a)	1,231	18,086
Alector, Inc. * (a)	1,072	15,274
Allogene Therapeutics, Inc. * (a)	818	7,447
Amicus Therapeutics, Inc. *	4,457	42,206
Apellis Pharmaceuticals, Inc. *	535	27,201
Arrowhead Pharmaceuticals, Inc. *	962	44,227
Atara Biotherapeutics, Inc. *	2,311	21,468
Biohaven Pharmaceutical Holding Co. Ltd. *	463	54,859
Blueprint Medicines Corp. *	667	42,624
Coherus Biosciences, Inc. * (a)	2,439	31,494
Fate Therapeutics, Inc. * (a)	482	18,686
G1 Therapeutics, Inc. * (a)	1,226	9,319
Halozyme Therapeutics, Inc. *	2,019	80,518
Heron Therapeutics, Inc. * (a)	3,574	20,444
Kronos Bio, Inc. * (a)	1,466	10,596
Natera, Inc. *	635	25,815
PMV Pharmaceuticals, Inc. * (a)	978	20,355
REGENXBIO, Inc. *	1,394	46,275
Relay Therapeutics, Inc. * (a)	1,200	35,919
REVOLUTION Medicines, Inc. * (a)	655	16,703
Rubius Therapeutics, Inc. * (a)	1,499	8,257
Sage Therapeutics, Inc. *	486	16,101
Sana Biotechnology, Inc. * (a)	682	5,630
Twist Bioscience Corp. *	690	34,076
Verve Therapeutics, Inc. * (a)	512	11,680

		694,585

Building Products — 4.4%
Advanced Drainage Systems, Inc.	610	72,440
AZEK Co., Inc. (The) *	1,541	38,290
Carlisle Cos., Inc.	224	54,981
Simpson Manufacturing Co., Inc.	513	55,943

		221,654

Capital Markets — 1.5%
Evercore, Inc., Class A	200	22,223
Focus Financial Partners, Inc., Class A *	1,200	54,905

		77,128

Chemicals — 0.0%(b)
Zymergen, Inc. * (a)	839	2,424

Commercial Services & Supplies — 2.7%
ACV Auctions, Inc., Class A * (a)	1,911	28,305
Casella Waste Systems, Inc., Class A *	588	51,544
MSA Safety, Inc.	402	53,338

		133,187

Communications Equipment — 0.8%
Ciena Corp. *	644	39,066

Construction & Engineering — 0.6%
Valmont Industries, Inc.	128	30,550

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc. *	244	32,353

Electrical Equipment — 1.3%
Bloom Energy Corp., Class A * (a)	1,756	42,402
Fluence Energy, Inc. * (a)	1,148	15,046
Shoals Technologies Group, Inc., Class A *	584	9,948

		67,396

Electronic Equipment, Instruments & Components — 2.5%
II-VI, Inc. * (a)	1,109	80,410
Littelfuse, Inc.	177	44,142

		124,552

Energy Equipment & Services — 0.7%
Cactus, Inc., Class A	623	35,348

Equity Real Estate Investment Trusts (REITs) — 2.0%
CubeSmart	746	38,801
Terreno Realty Corp.	828	61,342

		100,143

Food & Staples Retailing — 3.2%
Grocery Outlet Holding Corp. * (a)	1,314	43,060
Performance Food Group Co. *	2,258	114,980

		158,040

Food Products — 1.0%
Freshpet, Inc. * (a)	466	47,860

Health Care Equipment & Supplies — 8.1%
CONMED Corp.	433	64,392
Figs, Inc., Class A * (a)	706	15,187
iRhythm Technologies, Inc. *	522	82,217
Nevro Corp. *	430	31,116
NuVasive, Inc. *	1,027	58,238
Outset Medical, Inc. *	1,116	50,653
Shockwave Medical, Inc. *	451	93,429
Sight Sciences, Inc. * (a)	686	7,935

		403,167

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *	755	49,494
Accolade, Inc. *	1,229	21,587
Amedisys, Inc. *	205	35,260
Cano Health, Inc. * (a)	3,216	20,421

		126,762

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Technology — 1.2%
Evolent Health, Inc., Class A *	1,909	61,670

Hotels, Restaurants & Leisure — 6.4%
Boyd Gaming Corp.	604	39,756
Life Time Group Holdings, Inc. * (a)	2,455	35,690
Marriott Vacations Worldwide Corp.	348	54,854
Planet Fitness, Inc., Class A *	870	73,524
Six Flags Entertainment Corp. *	1,157	50,321
Texas Roadhouse, Inc.	717	60,050

		314,195

Household Durables — 2.8%
Helen of Troy Ltd. *	349	68,410
Sonos, Inc. * (a)	1,777	50,136
Tri Pointe Homes, Inc. *	1,153	23,155

		141,701

Interactive Media & Services — 1.4%
Bumble, Inc., Class A *	1,079	31,281
Eventbrite, Inc., Class A * (a)	2,001	29,557
MediaAlpha, Inc., Class A * (a)	710	11,749

		72,587

Internet & Direct Marketing Retail — 0.8%
Global-e Online Ltd. (Israel) * (a)	559	18,879
Xometry, Inc., Class A * (a)	640	23,528

		42,407

IT Services — 4.4%
DigitalOcean Holdings, Inc. *	1,058	61,201
ExlService Holdings, Inc. *	312	44,631
Globant SA *	208	54,447
LiveRamp Holdings, Inc. *	675	25,256
Remitly Global, Inc. *	852	8,410
Repay Holdings Corp. * (a)	1,767	26,100

		220,045

Life Sciences Tools & Services — 0.5%
Personalis, Inc. * (a)	1,572	12,876
Rapid Micro Biosystems, Inc., Class A * (a)	940	6,380
Seer, Inc. * (a)	439	6,693

		25,949

Machinery — 2.6%
Evoqua Water Technologies Corp. *	553	25,976
ITT, Inc.	678	51,020
John Bean Technologies Corp.	445	52,686

		129,682

Media — 0.5%
Cardlytics, Inc. * (a)	476	26,161

Oil, Gas & Consumable Fuels — 1.0%
Matador Resources Co.	906	48,000

Pharmaceuticals — 1.7%
Arvinas, Inc. *	655	44,075
Revance Therapeutics, Inc. *	2,211	43,109

		87,184

Professional Services — 1.1%
KBR, Inc.	515	28,206
ManTech International Corp., Class A	320	27,560

		55,766

Road & Rail — 1.4%
Saia, Inc. *	292	71,134

Semiconductors & Semiconductor Equipment — 3.4%
MKS Instruments, Inc.	483	72,520
Semtech Corp. *	594	41,164
Wolfspeed, Inc. *	495	56,319

		170,003

Software — 11.3%
Anaplan, Inc. *	763	49,631
Blackline, Inc. *	599	43,873
CyberArk Software Ltd. *	500	84,338
Digital Turbine, Inc. * (a)	897	39,299
Duck Creek Technologies, Inc. *	1,193	26,382
Elastic NV *	250	22,269
Envestnet, Inc. *	739	55,045
Everbridge, Inc. *	542	23,659
Five9, Inc. *	234	25,855
JFrog Ltd. (Israel) *	776	20,904
New Relic, Inc. *	305	20,417
Paycor HCM, Inc. * (a)	1,762	51,279
Q2 Holdings, Inc. *	398	24,548
Smartsheet, Inc., Class A *	953	52,216
Vertex, Inc., Class A *	1,553	23,826

		563,541

Specialty Retail — 3.9%
Floor & Decor Holdings, Inc., Class A *	297	24,035
Lithia Motors, Inc., Class A	139	41,830
National Vision Holdings, Inc. * (a)	1,751	76,280
Petco Health & Wellness Co., Inc. * (a)	2,607	51,024

		193,169

Trading Companies & Distributors — 3.1%
Applied Industrial Technologies, Inc.	722	74,096
Rush Enterprises, Inc., Class A	1,000	50,904
SiteOne Landscape Supply, Inc. *	184	29,772

		154,772

TOTAL COMMON STOCKS (Cost $4,247,135)		4,919,877

	No. of Rights (000)
RIGHTS — 0.0 (b)
Biotechnology — 0.0 (b)
Clementia Pharmaceuticals, Inc. (France) * ‡ (Cost $—)	927	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 8.0%
INVESTMENT COMPANIES — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (d) (e) (Cost $45,494)	45,488	45,497

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (d) (e)	318,292	318,038
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(d)(e)	36,142	36,142

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $354,307)		354,180

TOTAL SHORT-TERM INVESTMENTS (Cost $399,801)		399,677

Total Investments — 106.2% (Cost $4,646,936)		5,319,554
Liabilities in Excess of Other Assets — (6.2)%		(308,499)

Net Assets — 100.0%		5,011,055

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $340,944.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$4,919,877	$—	$—		$4,919,877
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	45,497	—	—		45,497
Investment of Cash Collateral from Securities Loaned	354,180	—	—		354,180

Total Short-Term Investments	399,677	—	—		399,677

Total Investments in Securities	$5,319,554	$—	$—	(a)	$5,319,554

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a)(b)	$176,586	$970,996	$1,102,066	$(3)	$(16)	$45,497	45,488	$37	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%, (a)(b)	467,313	1,206,000	1,355,000	(187)	(88)	318,038	318,292	263	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a)(b)	54,843	570,223	588,924	—	—	36,142	36,142	14	—

Total	$698,742	$2,747,219	$3,045,990	$(190)	$(104)	$399,677		$314	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.